Finance Revenue and Costs (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of finance costs recognized in earnings (loss)
Finance costs recognized in net earnings (loss) were as follows:

	Years Ended December 31
($000s)	2021	2020
Interest on long-term debt	536	1,597
Interest on borrowing base facility	320	317
Amortization of deferred financing costs	103	395
Interest on lease obligations	182	211

Finance costs	1,141	2,520

Interest paid	856	1,918